Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

6.Inventories

	December 31,
	2021	2020
Raw materials	$111,713	$29,005
Work in progress	142,935	52,515
Finished goods	120,863	24,293
Total inventories	$375,511	$105,813

For the year ended December 31, 2021, the Company charged $8,582 of excessive fixed production overhead to cost of sales (2020 - $1,697, 2019 - $3,794).

For the year ended December 31, 2021, cost of sales includes $70,133 of inventory provision for products that are likely to expire before being sold (2020 - $ 5,816, 2019 - $651).